SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                 SCHEDULE 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended :  March 29, 2013

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Morgan Stanley & Co. LLC
Address: 1585 Broadway
         New York, NY 10036

13F File Number:
28-11873
March 2013

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME: Perren Wong
TITLE: Authorized Signatory
PHONE: 917-260-5026

Signature, Place, and Date of Signing

/s/ Perren Wong
----------------------------
New York, New York 10019
April 29, 2013

Report Type  (Check only one):

[   ]    13F Holdings Report

[ X ]    13F Notice

[   ]    13F Combination Report








List of Other Managers Reporting for this Manager:
28-03432        Morgan Stanley